Note 8 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Information of the Company’s VIEs - Balance Sheets [Abstract]
Total assets	¥ 103,740	¥ 63,090
Total liabilities	¥ 104,795	¥ 38,716